UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ X]; Amendment Number:
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spectrum Asset Management, Inc.
Address: 2 High Ridge Park

         Stamford, CT  06905

13F File Number:  28-11300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph A. Hanczor
Title:     Vice President and Chief Compliance Officer
Phone:     (203)322-0189

Signature, Place, and Date of Signing:

     Joseph A. Hanczor     Stamford, CT     May 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $244,173 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999  039483201     2330    57000 SH       SOLE                    57000        0        0
BARCLAYS BANK PLC              SP ADR 7.1%PF3   06739H776    27208  1116930 SH       SOLE                  1116930        0        0
BARCLAYS BANK PLC              ADS7.75%PFD S4   06739H511    22542   899899 SH       SOLE                   899899        0        0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362    12586   488969 SH       SOLE                   488969        0        0
BARCLAYS BK PLC                ADR 2 PREF 2     06739F390     2924   128817 SH       SOLE                   128817        0        0
BLACKROCK CREDIT ALL INC TR    COM              09255H105    26245  2606300 SH       SOLE                  2606300        0        0
FLAHERTY & CRMN/CLYMR PFD SE   COM SHS          338478100    45405  2971500 SH       SOLE                  2971500        0        0
FLAHERTY & CRMRN CLYMRE T R    COM              338479108     1752   109500 SH       SOLE                   109500        0        0
HANCOCK JOHN PFD INCOME FD I   COM              41021P103    32263  1997730 SH       SOLE                  1997730        0        0
HARRIS PFD CAP CORP            PFD EXCH A       414567206     4101   165500 SH       SOLE                   165500        0        0
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604    33730  1478100 SH       SOLE                  1478100        0        0
NATIONAL BK GREECE S A         ADR PRF SER A    633643507     7559   333000 SH       SOLE                   333000        0        0
PRUDENTIAL PLC                 PER SUB 6.50%    G7293H189     4702   193419 SH       SOLE                   193419        0        0
PRUDENTIAL PLC                 6.75%SUB REG S   G7293H114    20141   830883 SH       SOLE                   830883        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SHS R   780097747      685    54563 SH       SOLE                    54563        0        0